DISPOSAL GROUP (Details) - Schedule of Disposal Group Assets and Liabilities - Scottish Widows [member] £ in Millions	Dec. 31, 2017 GBP (£)
Assets
Financial assets at fair value through profit or loss	£ 125,051
Derivative financial instruments	3,465
Loans and advances to banks	2,337
Due from fellow Lloyds Banking Group undertakings	1,721
Financial assets held at amortised cost	4,058
Goodwill	1,836
Value of in-force business	4,839
Other intangible assets	169
Property, plant and equipment	3,655
Deferred tax assets	1
Other assets	11,153
Total assets of disposal group	154,227
Liabilities
Deposits from banks	916
Due to fellow Lloyds Banking Group undertakings	2,063
Derivative financial instruments	3,147
Debt securities in issue	1,794
Liabilities arising from insurance contracts and participating investment contracts	103,434
Liabilities arising from non-participating investment contracts	15,447
Other liabilities	16,049
Retirement benefit obligations	77
Current tax liabilities	187
Deferred tax liabilities	823
Other provisions	236
Subordinated liabilities	2,345
Total liabilities of disposal group	£ 146,518